Note 3 - Business Combination (Details Textual) - CVie Investments [Member] $ in Millions	Dec. 31, 2018 USD ($)	Dec. 21, 2018 USD ($) shares
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		16,256,060
Business Combination, Consideration Transferred, Total | $		$ 67.5
Indemnification Agreement, Shares Placed in Escrow | shares		984,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual | $	$ 0.5
In Process Research and Development [Member]
Indefinite-lived Intangible Assets Acquired | $		$ 77.1
Warrants Issued for CVie Acquisition [Member]
Business Combination, Ratio of Warrants Received for Each Share of Common Stock and Certain Warrants		0.6148
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		2,963,167
Warrants and Rights Outstanding, Term		5 years
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares		1
Warrants and Rights Outstanding | $		$ 12.5